Document and Entity Information	Jun. 05, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001838513
Document Type	8-K
Document Period End Date	Jun. 05, 2023
Entity Registrant Name	Marblegate Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40862
Entity Tax Identification Number	85-4249135
Entity Address, Address Line One	411 Theodore Fremd Avenue
Entity Address, Address Line Two	Suite 206S
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	(914)
Local Phone Number	415-4081
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable warrant
Trading Symbol	GATEU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A Common Stock, par value $0.0001 per share
Trading Symbol	GATE
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Class A Common Stock At A Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	GATEW
Security Exchange Name	NASDAQ